Assumptions Used to Measure Net Periodic Benefit Cost (Detail)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Domestic Defined Benefit Plan
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate used to measure net periodic benefit cost	4.05%	4.52%	3.91%
Average increase in compensation	5.12%	5.13%	5.21%
Expected return on plan assets	7.50%	8.00%	8.00%
Minimum | Non-U.S. defined benefit plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate used to measure net periodic benefit cost	0.90%	1.50%	1.75%
Average increase in compensation	2.00%	2.00%	2.00%
Expected return on plan assets	1.00%	1.00%	1.00%
Maximum | Non-U.S. defined benefit plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate used to measure net periodic benefit cost	5.50%	4.59%	4.70%
Average increase in compensation	5.50%	6.00%	6.00%
Expected return on plan assets	6.25%	6.25%	6.40%